Discontinued operations - Summary of Investment contracts without discretionary participation features (Detail) - Without Discretionary Participation Features [member] - EUR (€) € in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Aegon Risk [Member]
Disclosure of investment contracts general and separate accounts [Line Items]
Beginning balance on January 1	€ 12,652	€ 12,592
Deposits	816	1,798
Withdrawals	(840)	(1,653)
Interest credited	180	354
Net exchange differences	362	(1,535)
Ending balance	13,570	12,652
Aegon Risk [Member] | Discontinued operations [member]
Disclosure of investment contracts general and separate accounts [Line Items]
Beginning balance on January 1	0
Transfers to disposal groups	31
Deposits	1
Withdrawals	(2)
Interest credited	0
Fund charges released	0
Net exchange differences	0
Ending balance	31	0
Policyholder Risk [Member]
Disclosure of investment contracts general and separate accounts [Line Items]
Beginning balance on January 1	85,161	79,078
Deposits	4,875	15,135
Withdrawals	(4,279)	(12,788)
Interest credited	1,033	11,004
Fund charges released	(154)	(384)
Net exchange differences	1,121	(6,241)
Ending balance	28,269	85,161
Policyholder Risk [Member] | Discontinued operations [member]
Disclosure of investment contracts general and separate accounts [Line Items]
Beginning balance on January 1	0
Transfers to disposal groups	59,035
Deposits	2,637
Withdrawals	(1,572)
Interest credited	6,882
Fund charges released	(48)
Net exchange differences	474
Ending balance	€ 67,408	€ 0